As filed with the Securities and Exchange Commission on May 29, 2026
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 813	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 815	[X]

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
X	on June 12, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust and collectively the "Funds":

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF
TappAlpha Small-Cap Growth & Daily Income ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 12, 2026 as the new effective date for Post-Effective Amendment No. 652 to the Registration Statement filed on March 3, 2026 for the following funds:

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF
TappAlpha Small-Cap Growth & Daily Income ETF

This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 652 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 29th day of May, 2026.
ETF OPPORTUNITIES TRUST
By: /s/ Karen M. Shupe
 Karen M. Shupe
 Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	May 29, 2026

*Theo H. Pitt, Jr.	Trustee	May 29, 2026

*Dr. David J. Urban	Trustee	May 29, 2026

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	May 29, 2026
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	May 29, 2026
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney